Loans and Allowance for Credit Losses - Summary of Loans by Portfolio Type and Deliquency Status (Parenthetical) (Detail) (Government National Mortgage Association [Member], USD $)	Dec. 31, 2013	Dec. 31, 2012
Government National Mortgage Association [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 days past due purchased from Government National Mortgage Association mortgage pools whose payments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs, were classified as current	$ 440,000,000	$ 441,000,000
Loans 90 days or more past due purchased from Government National Mortgage Association mortgage pools whose payments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs, were classified as current	$ 3,700,000,000	$ 3,200,000,000